Debt (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Total debt	$ 452,995,776
Total current portion of long-term debt	41,575,142	$ 41,827,480
Non-current portion of long-term debt	400,948,674	411,385,626
Loans Payable [Member]
Total debt	452,995,776	464,266,457
Deferred Finance Fees	(10,471,960)	(11,053,351)
Net total debt	442,523,816	453,213,106
Current portion of long-term debt	44,056,636	44,313,149
Current portion of deferred finance fees	(2,481,494)	(2,485,669)
Total current portion of long-term debt	41,575,142	41,827,480
Non-current portion of long-term debt	400,948,674	411,385,626
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	9,950,000	10,305,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	36,200,000	36,900,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	198,191,457	204,090,550
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	140,084,536	142,688,402
ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	$ 68,569,783	$ 70,282,505